Stock-Based Compensation - Summary of Restricted Stock Unit Awards Activity (Detail)	12 Months Ended
Sep. 30, 2020 USD ($) $ / shares shares
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Number of Shares, Granted	191,443
Number of Shares, Forfeited	(6,592)
Number of Shares, Outstanding and unvested	184,851
Weighted Average Grant Date Fair Value, Granted | $ / shares	$ 23.00
Weighted Average Grant Date Fair Value, Forfeited | $	$ 23.00
Weighted Average Grant Date Fair Value, Outstanding and unvested | $ / shares	$ 23.00